SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (313,789)	$ (187,930)
Tax (credit) calculated at statutory tax rate (25%)	(78,447)	(46,983)
Valuation allowance	79,817	50,212
Total income taxes	$ 1,370	$ 3,229